Document and Entity Information	12 Months Ended
Jan. 31, 2026
Document and Entity Information [Abstract]
Document Type	PRER14A
Entity Registrant Name	ULTA BEAUTY, INC.
Entity Central Index Key	0001403568
Amendment Flag	false